Equity-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercised					0	0
Equity-based compensation expense related to stock options					$ 102,000	$ 2,400
Share-based compensation remaining expense to be recognized	228,883		228,883		325,000
Share-based compensation remaining expense to be recognized, weighted average period of recognition					2 years 2 months 12 days
Options exercised, forfeited or expired					0	0
Options canceled	0		750,000
Options granted	0		1,278,000		750,000	1,375,000
Options granted, exercise price	$ 0.16		$ 0.16
Options granted, vesting period			3 years
Options granted, fair value per share			$ 0.01		$ 0.35	$ 0.12
Modification penalty for canceled options			3,200
Equity-based compensation expense	$ 33,849	$ 26,032	$ 101,477	$ 69,304	$ 102,238	$ 20,340